Note 22 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
2021	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,585,431	$1,663,641	$-	$3,249,072
Depreciation and amortization	28,470	70,404	91	98,965
Operating earnings (loss)	127,297	106,579	(32,234)	201,642
Other income, net				23,399
Interest expense, net				(16,036)
Income taxes				(52,875)

Net earnings				$156,130

Total assets	$805,351	$1,698,257	$5,415	$2,509,023
Total additions to long lived assets	74,968	258,975	2,035	335,978
2020	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,415,121	$1,357,294	$-	$2,772,415
Depreciation and amortization	26,846	71,442	94	98,382
Operating earnings (loss)	112,555	78,786	(21,929)	169,412
Other expense, net				361
Interest expense, net				(24,318)
Income taxes				(35,865)

Net earnings				$109,590

Total assets	$662,616	$1,527,705	$6,219	$2,196,540
Total additions to long lived assets	45,933	133,157	1,656	180,746

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2021	2020

United States
Revenues	$2,864,364	$2,441,025
Total long-lived assets	1,207,605	1,072,466

Canada
Revenues	$384,708	$331,390
Total long-lived assets	315,660	289,788

Consolidated
Revenues	$3,249,072	$2,772,415
Total long-lived assets	1,523,265	1,362,254